Stock-Based Compensation - Summary of RSU Awards Under the Society RSU Plan (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Society RSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Forfeited (in shares)	(1,144)	0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	0	139,730
Vested and issued (in shares)	0	(104,970)
Settled (in shares)	0	(34,760)
Units outstanding - ending (in shares)	0	0
Restricted Stock Units (RSUs) [Member] | Society RSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	71,053	0
Granted (in shares)	1,667	71,053
Vested and issued (in shares)	(34,346)	0
Settled (in shares)	(1,106)	0
Units outstanding - ending (in shares)	36,124	71,053